Supplemental Cash Flow Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of Supplemental Cash Flow Information
Non-cash
operating, investing, and financing activities, and supplemental cash flow information are as follows (in thousands):

	Years Ended December 31,
	2020	2019
Supplemental disclosure
Cash payments for:
Interest paid	$47	$506
Income tax paid	$313	$352
Schedule for noncash operating activities
Right-of-use assets obtained in exchange for new operating lease liabilities	$—	$1,158

	$—	$1,158

Schedule for noncash investing activities
Unpaid property and equipment received	$166	$397
Unpaid balance related to the Trutouch Asset Acquisition	500	—

	$666	$397

Schedule for noncash financing activities
Conversion of note payable to Ordinary Shares	$—	$18,244
Issuance of Ordinary Shares related to the Trutouch Asset Acquisition	2,298	—
Non-cash equity issuance costs	—	995
Non-cash dividend	—	1,838

	$2,298	$21,077

Rockley Photonics Holdings Limited
Schedule of Supplemental Cash Flow Information
Non-cash
operating, investing, and financing activities, and supplemental cash flow information are as follows (in thousands):

	Nine Months Ended September 30,
	2021	2020
	(Unaudited)
Supplemental Cash Flow Information:
Interest paid	$465	$49
Income tax paid	$300	$147

Non-cash Operating Activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	$1,981	$—

	$1,981	$—

Non-cash Investing Activities:
Unpaid property and equipment received	$707	$222

	$707	$222

Non-cash Financing Activities:
Conversion of convertible debt and accrued interest to ordinary shares	$181,404	$—
Conversion of Legacy Rockley ordinary shares to Rockley ordinary shares	206,888	—
Private Placement Warrants	14,304	—
Public Warrants	28,031	—
Issuance of ordinary shares in lieu of cash payment of transaction costs	3,190	—
Unpaid deferred transaction costs	2,263	—
Forgiveness of Paycheck Protection Program loan	2,860	—

	$438,940	$—